GuideMark Core Fixed Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 36.8%	Par	Value
U.S. Treasury Bonds
0.75%, 02/15/2042	$1,348,706	$1,051,416
3.38%, 08/15/2042	2,190,000	1,840,883
0.63%, 02/15/2043	83,718	62,505
3.13%, 02/15/2043	2,820,000	2,271,202
3.63%, 08/15/2043	590,000	508,276
3.75%, 11/15/2043	795,000	695,594
1.38%, 02/15/2044	832,752	702,060
3.13%, 08/15/2044	2,220,000	1,753,193
0.75%, 02/15/2045	660,711	484,470
2.50%, 02/15/2045	810,000	571,208
3.00%, 11/15/2045	240,000	183,141
1.00%, 02/15/2046	250,468	190,625
2.50%, 02/15/2046	950,000	659,545
2.25%, 08/15/2046	1,610,000	1,056,814
3.00%, 02/15/2047	2,510,000	1,887,893
2.75%, 11/15/2047	1,050,000	748,043
3.00%, 02/15/2048	500,000	372,187
3.13%, 05/15/2048	2,220,000	1,687,807
0.25%, 02/15/2050	442,958	258,756
1.25%, 05/15/2050	2,996,000	1,443,112
1.38%, 08/15/2050	2,069,000	1,022,700
1.63%, 11/15/2050	1,020,000	538,687
3.00%, 08/15/2052	1,660,000	1,200,841
4.13%, 08/15/2053	695,000	622,025
4.75%, 11/15/2053	470,000	466,622
4.25%, 08/15/2054	1,145,000	1,047,586
U.S. Treasury Notes
2.00%, 11/15/2026 (h)	4,340,000	4,232,263
4.25%, 03/15/2027	3,140,000	3,164,163
1.88%, 02/28/2029	5,260,000	4,929,709
2.38%, 03/31/2029	4,935,000	4,702,708
2.75%, 05/31/2029	2,025,000	1,952,741
3.25%, 06/30/2029	775,000	760,877
4.13%, 11/30/2029	1,905,000	1,933,054
3.88%, 04/30/2030	925,000	928,686
0.63%, 05/15/2030	1,410,000	1,213,151
4.63%, 05/31/2031	1,805,000	1,874,027
1.38%, 11/15/2031	1,030,000	881,414
2.88%, 05/15/2032	1,075,000	1,003,193
2.75%, 08/15/2032	2,320,000	2,140,698
3.88%, 08/15/2033	1,245,000	1,226,568
4.50%, 11/15/2033	590,000	606,283
1.75%, 01/15/2034	1,048,828	1,041,133
4.25%, 11/15/2034	4,465,000	4,481,744
TOTAL U.S. TREASURY SECURITIES (Cost $67,375,154)		60,399,603

MORTGAGE-BACKED SECURITIES - 31.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool TBA, 1.50%, 02/25/2036 (a)	3,300,000	2,930,641
Pool TBA, 6.00%, 07/15/2041 (a)	13,010,000	13,226,859
Pool TBA, 2.50%, 07/01/2050 (a)	50,000	41,481
Pool TBA, 2.00%, 07/15/2050 (a)	1,150,000	910,520
Pool 780447, 6.50% (1 yr. CMT Rate + 2.25%), 04/01/2033	9,650	9,891
Pool A43129, 5.50%, 02/01/2036	39	40
Pool Q49389, 3.50%, 07/01/2047	151,953	140,410
Pool Q52093, 3.50%, 11/01/2047	140,341	129,224
Pool QC8858, 2.50%, 10/01/2051	1,605,050	1,352,545
Pool QD4104, 2.00%, 01/01/2052	2,205,022	1,754,644
Pool QE0827, 2.00%, 04/01/2052	139,760	110,907
Pool SD8123, 3.00%, 01/01/2051	1,394,496	1,215,195
Pool U90688, 4.00%, 05/01/2042	88,632	85,353
Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 04/25/2044)	57,771	54,070
Series 2022-DNA3, Class M1B, 7.21% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027) (b)	95,000	97,922
Series 2022-DNA4, Class M1B, 7.66% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027) (b)	240,000	249,581
Series 2022-DNA7, Class M1B, 9.31% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027) (b)	320,000	346,134
Series 2022-HQA3, Class M1B, 7.86% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (b)	175,000	183,272
Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028) (b)	95,000	100,426
Series 2329, Class ZA, 6.50%, 06/15/2031	22,980	23,303
Series 2338, Class ZC, 6.50%, 07/15/2031	15,869	16,498
Series 3883, Class PB, 3.00%, 05/15/2041	20,004	19,249
Series 4961, Class JB, 2.50%, 12/15/2042	80,666	74,256
Series 5170, Class DP, 2.00%, 07/25/2050	285,057	250,514
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	80,599
Series K104, Class X1, 1.23%, 01/25/2030 (Callable 01/25/2030) (c)(d)	690,863	28,830
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030) (c)(d)	313,312	19,574
Series K111, Class X1, 1.68%, 05/25/2030 (Callable 05/25/2030) (c)(d)	1,306,839	81,723
Series K114, Class X1, 1.21%, 06/25/2030 (Callable 03/25/2030) (c)(d)	925,369	42,589
Series K122, Class X1, 0.96%, 11/25/2030 (Callable 08/25/2030) (c)(d)	294,278	11,151
Federal National Mortgage Association
Pool 310229, 3.50%, 08/01/2043	320,071	297,583
Pool 357850, 5.50%, 07/01/2035	1,592	1,642
Pool 544859, 4.63% (Ent 11th COFI Repl + 1.70%), 08/01/2029	143	142
Pool 727181, 5.00%, 08/01/2033	801	811
Pool 730727, 5.00%, 08/01/2033	413	415
Pool 741862, 5.50%, 09/01/2033	130	133
Pool 766197, 5.50%, 02/01/2034	160	164
Pool 775776, 5.50%, 05/01/2034	1,072	1,096
Pool 776974, 5.50%, 04/01/2034	37	38
Pool 781629, 5.50%, 12/01/2034	1,127	1,163
Pool 786848, 7.00%, 10/01/2031	17,977	18,953
Pool 802783, 6.74% (RFUCCT1Y + 1.61%), 10/01/2034	55,986	56,911
Pool 820242, 5.00%, 07/01/2035	1,256	1,275
Pool 822815, 5.50%, 04/01/2035	1,277	1,311
Pool 838452, 5.50%, 09/01/2035	194	196
Pool 865854, 6.00%, 03/01/2036	1,320	1,381
Pool 888504, 6.25% (1 yr. CMT Rate + 2.00%), 04/01/2034	22,693	23,210
Pool 891474, 6.00%, 04/01/2036	1,591	1,641
Pool 899119, 5.50%, 04/01/2037	23	23
Pool 906000, 6.00%, 01/01/2037	822	860
Pool 928062, 5.50%, 02/01/2037	20	21
Pool 964930, 5.50%, 08/01/2038	41	42
Pool 968371, 5.50%, 09/01/2038	12	12
Pool 970131, 5.50%, 03/01/2038	55	56
Pool 985108, 5.50%, 07/01/2038	30	31
Pool 987032, 5.50%, 08/01/2038	21	21
Pool 993050, 5.50%, 12/01/2038	12	13
Pool 993579, 4.00%, 05/01/2039	5,283	5,086
Pool AA5840, 4.00%, 06/01/2039	862	835
Pool AA8715, 4.00%, 06/01/2039	18,856	18,278
Pool AB1500, 4.00%, 09/01/2040	3,333	3,223
Pool AB3995, 4.00%, 12/01/2041	5,462	5,274
Pool AB5529, 4.00%, 07/01/2042	13,283	12,984
Pool AB6228, 3.50%, 09/01/2042	47,012	44,145
Pool AD0586, 4.50%, 12/01/2039	50,982	50,883
Pool AD1889, 4.50%, 03/01/2041	47,212	46,854
Pool AD4062, 5.00%, 05/01/2040	126,181	127,824
Pool AD6929, 5.00%, 06/01/2040	87,702	88,843
Pool AD9856, 4.00%, 09/01/2040	2,997	2,895
Pool AD9896, 4.00%, 08/01/2040	2,826	2,711
Pool AE2559, 4.00%, 09/01/2040	1,585	1,532
Pool AE2562, 4.00%, 09/01/2040	479	463
Pool AE2566, 4.00%, 09/01/2040	348	336
Pool AE3916, 4.00%, 11/01/2040	3,294	3,187
Pool AE4124, 4.00%, 10/01/2040	5,404	5,225
Pool AE4888, 4.00%, 10/01/2040	3,332	3,223
Pool AE5147, 4.00%, 11/01/2040	599	579
Pool AE8715, 4.00%, 11/01/2040	7,718	7,459
Pool AH0006, 4.00%, 12/01/2040	1,128	1,089
Pool AH0020, 4.00%, 12/01/2040	3,854	3,724
Pool AH0599, 4.00%, 12/01/2040	4,641	4,484
Pool AH0601, 4.00%, 12/01/2040	630	610
Pool AH1263, 4.00%, 01/01/2041	4,027	3,891
Pool AH4659, 4.00%, 02/01/2041	892	863
Pool AH5653, 4.00%, 02/01/2041	17,278	16,697
Pool AH6150, 4.00%, 03/01/2041	2,550	2,463
Pool AI0848, 4.00%, 12/01/2041	5,040	4,861
Pool AI8842, 4.50%, 08/01/2041	14,677	14,599
Pool AJ1562, 4.00%, 10/01/2041	6,081	5,862
Pool AJ1972, 4.00%, 10/01/2041	2,545	2,462
Pool AJ2212, 4.50%, 10/01/2041	164,037	162,321
Pool AJ2446, 4.00%, 01/01/2042	3,513	3,389
Pool AJ3330, 4.00%, 11/01/2041	5,353	5,166
Pool AJ4187, 4.00%, 12/01/2041	3,996	3,858
Pool AJ4549, 4.00%, 11/01/2041	4,603	4,445
Pool AJ4698, 4.00%, 11/01/2041	4,167	4,024
Pool AJ4756, 4.00%, 10/01/2041	6,292	6,078
Pool AJ5424, 4.00%, 11/01/2041	8,821	8,519
Pool AJ5736, 4.00%, 12/01/2041	4,506	4,354
Pool AJ5968, 4.00%, 12/01/2041	2,712	2,616
Pool AJ6061, 4.00%, 12/01/2041	5,174	4,984
Pool AJ7538, 4.00%, 01/01/2042	6,775	6,529
Pool AJ7840, 4.00%, 11/01/2041	3,049	2,946
Pool AJ7868, 4.00%, 12/01/2041	3,909	3,773
Pool AJ8001, 4.00%, 01/01/2042	2,451	2,363
Pool AJ8104, 4.00%, 12/01/2041	8,531	8,246
Pool AJ8109, 4.00%, 12/01/2041	6,911	6,672
Pool AJ8171, 4.00%, 12/01/2041	3,172	3,066
Pool AJ8325, 3.00%, 12/01/2026	23,149	22,892
Pool AJ8341, 4.00%, 12/01/2041	7,526	7,261
Pool AJ8369, 4.00%, 01/01/2042	5,877	5,674
Pool AJ8436, 4.00%, 12/01/2041	9,520	9,194
Pool AJ8912, 4.00%, 12/01/2041	4,151	4,006
Pool AJ9162, 4.00%, 01/01/2042	6,681	6,449
Pool AJ9248, 4.00%, 12/01/2041	4,587	4,434
Pool AJ9330, 4.00%, 01/01/2042	31,353	30,286
Pool AJ9779, 4.00%, 01/01/2042	1,579	1,532
Pool AK0170, 4.00%, 01/01/2042	4,986	4,813
Pool AK0543, 4.00%, 01/01/2042	12,256	11,835
Pool AK0563, 4.00%, 01/01/2042	4,749	4,585
Pool AK1827, 4.00%, 01/01/2042	9,514	9,187
Pool AL0187, 5.00%, 05/01/2041	19,193	19,443
Pool AL0215, 4.50%, 04/01/2041	23,770	23,665
Pool AL0456, 5.00%, 06/01/2041	3,733	3,781
Pool AL0815, 4.00%, 09/01/2041	12,190	11,774
Pool AL0934, 5.00%, 02/01/2041	25,051	25,377
Pool AL2752, 5.00%, 03/01/2042	80,064	81,107
Pool AL5233, 4.00%, 01/01/2041	16,171	15,659
Pool AQ9316, 2.50%, 01/01/2043	131,664	116,585
Pool AS5469, 4.00%, 07/01/2045	151,422	143,783
Pool AS5597, 3.50%, 08/01/2045	25,578	23,753
Pool AS7170, 3.50%, 05/01/2046	105,282	97,249
Pool AS7242, 3.50%, 05/01/2046	98,887	91,321
Pool AS7492, 4.00%, 07/01/2046	80,128	75,964
Pool AS8947, 3.50%, 03/01/2047	137,764	127,138
Pool AS9772, 3.50%, 06/01/2037	108,056	104,518
Pool AT2720, 3.00%, 05/01/2043	342,132	309,431
Pool AT5900, 3.00%, 06/01/2043	211,752	191,293
Pool AU1625, 3.50%, 07/01/2043	130,285	122,043
Pool AZ0832, 4.00%, 07/01/2045	201,345	191,395
Pool BC4938, 2.50%, 04/01/2031	10,794	10,419
Pool BC9468, 3.00%, 06/01/2046	191,098	169,927
Pool BN5279, 4.00%, 02/01/2049	322,817	305,166
Pool BT2317, 2.00%, 03/01/2052	230,182	182,662
Pool BT7155, 2.00%, 08/01/2051	312,986	248,071
Pool BV1380, 2.00%, 01/01/2052	744,505	590,080
Pool BV2993, 2.00%, 04/01/2052	792,504	628,286
Pool BV9804, 2.00%, 05/01/2052	167,524	132,846
Pool CA0858, 3.50%, 12/01/2047	1,064,210	976,516
Pool CB6431, 5.50%, 06/01/2053	1,532,923	1,536,448
Pool CB6870, 5.50%, 08/01/2053	1,478,215	1,483,101
Pool FM7678, 2.50%, 06/01/2051	1,611,881	1,357,413
Pool FM9491, 2.50%, 11/01/2051	1,585,736	1,332,786
Pool FS1069, 2.00%, 12/01/2051	374,904	297,143
Pool FS1108, 2.50%, 09/01/2051	1,564,592	1,311,251
Pool FS1598, 2.00%, 04/01/2052	127,411	101,186
Pool MA1870, 4.50%, 04/01/2034	79,751	80,028
Pool MA3038, 4.50%, 06/01/2047	16,703	16,274
Pool MA4307, 3.00%, 04/01/2051	1,674,683	1,461,075
Pool MA4577, 2.00%, 04/01/2052	2,104,070	1,672,680
Series 2012-18, Class GA, 2.00%, 12/25/2041	20,409	19,165
Series 2012-21, Class PQ, 2.00%, 09/25/2041	11,102	10,501
Series 2012-52, Class PA, 3.50%, 05/25/2042	18,715	18,083
Series 2013-77, Class BP, 1.70%, 06/25/2043	218	218
Series 2015-48, Class QB, 3.00%, 02/25/2043	17,364	17,006
Series 2016-11, Class GA, 2.50%, 03/25/2046	31,428	29,320
Series 2016-38, Class NA, 3.00%, 01/25/2046	17,540	16,383
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	187,868
Series 2017-26, Class CG, 3.50%, 07/25/2044	12,376	12,259
Series 2017-34, Class JK, 3.00%, 05/25/2047	9,918	9,693
Series 2017-35, Class AH, 3.50%, 04/25/2053	14,489	14,368
Series 2017-49, Class JA, 4.00%, 07/25/2053	17,744	17,633
Series 2017-84, Class KA, 3.50%, 04/25/2053	21,616	21,363
Series 2018-23, Class LA, 3.50%, 04/25/2048	48,528	46,252
Series 2018-70, Class HA, 3.50%, 10/25/2056	30,703	30,092
Series 2019-12, Class HA, 3.50%, 11/25/2057	59,509	57,505
Series 2019-14, Class CA, 3.50%, 04/25/2049	55,922	53,905
Series 2019-45, Class PT, 3.00%, 08/25/2049	52,110	47,432
Series 2019-M21, Class X3, 1.25%, 06/25/2034 (c)(d)	1,329,290	79,683
Series 2020-1, Class AC, 3.50%, 08/25/2058	147,823	140,283
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	498,403
Series 415, Class A3, 3.00%, 11/25/2042	42,676	39,282
Government National Mortgage Association
Pool TBA, 5.00%, 07/01/2039 (a)	2,300,000	2,259,664
Pool 614436, 5.00%, 08/15/2033	4,179	4,209
Pool 723248, 5.00%, 10/15/2039	214,764	217,722
Pool 736686, 5.00%, 02/15/2039	9,325	9,442
Pool 783403, 3.50%, 09/15/2041	81,043	75,599
Pool MA4587, 4.00%, 07/20/2047	17,905	16,890
Pool MA4652, 3.50%, 08/20/2047	52,043	48,054
Pool MA4778, 3.50%, 10/20/2047	96,580	89,157
Pool MA4779, 4.00%, 10/20/2047	68,457	64,394
Pool MA4780, 4.50%, 10/20/2047	77,682	75,867
Pool MA7051, 2.00%, 12/20/2050	1,139,672	930,071
Pool MA7650, 3.00%, 10/20/2051	2,038,070	1,804,872
Pool MA8199, 3.50%, 08/20/2052	1,038,820	948,034
Pool MA9362, 5.50%, 12/20/2053	1,285,545	1,292,509
Pool TBA, 4.00%, 07/15/2042 (a)	2,250,000	2,092,236
TOTAL MORTGAGE-BACKED SECURITIES (Cost $53,777,140)		51,819,540

CORPORATE OBLIGATIONS - 21.3%	Par	Value
Aerospace & Defense - 0.4%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000	38,085
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000	41,730
5.15%, 05/01/2030 (Callable 02/01/2030)	50,000	50,944
6.39%, 05/01/2031 (Callable 03/01/2031)	55,000	59,173
6.53%, 05/01/2034 (Callable 02/01/2034)	70,000	76,178
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	80,000	81,892
5.50%, 08/15/2054 (Callable 02/15/2054)	55,000	53,461
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	124,000	121,445
RTX Corp.
5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	50,932
4.13%, 11/16/2028 (Callable 08/16/2028)	153,000	152,419
		726,259

Banks - 3.7%
Bank of America Corp.
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031 (Callable 01/24/2030)	100,000	102,486
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	195,000	178,284
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	805,000	702,174
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)	125,000	125,203
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)	105,000	88,961
Bank of New York Mellon Corp.
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000	107,467
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	30,000	30,413
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (b)	250,000	254,576
Citibank NA, 4.91%, 05/29/2030 (Callable 04/29/2030)	250,000	254,807
Citigroup, Inc., 4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	155,000	156,732
Citizens Financial Group, Inc.
5.25% to 03/05/2030 then SOFR + 1.26%, 03/05/2031 (Callable 03/05/2030)	100,000	101,330
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	20,000	21,565
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (Callable 05/27/2030) (b)	250,000	254,666
Deutsche Bank AG, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	355,000	360,563
HSBC Holdings PLC
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	215,000	219,641
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	200,000	202,678
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031 (Callable 05/13/2030)	200,000	203,642
JPMorgan Chase & Co.
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	19,987
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	45,000	45,137
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	44,084
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	179,681
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	63,058
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	186,909
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	183,257
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	51,286
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	60,000	61,519
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)	125,000	128,095
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	55,000	49,115
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	160,000	140,874
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	145,000	148,491
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	29,733
Royal Bank of Canada, 5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031 (Callable 02/04/2030)	175,000	178,563
Societe Generale SA, 5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028) (b)	200,000	202,475
Sumitomo Mitsui Financial Group, Inc., 0.00% to 07/08/2035 then SOFR + 1.50%, 07/08/2036 (Callable 07/08/2035)	200,000	200,000
Wells Fargo & Co.
3.00%, 10/23/2026	90,000	88,480
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	35,000	36,991
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	195,000	182,282
5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031 (Callable 01/24/2030)	75,000	76,943
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	35,000	32,062
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)	95,000	97,293
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	60,000	54,842
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	35,000	35,016
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	15,000	15,360
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	87,498
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	90,000	81,950
		6,066,169

Beverages - 0.2%
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (b)	100,000	99,583
Constellation Brands, Inc., 4.80%, 05/01/2030 (Callable 04/01/2030)	120,000	121,031
Keurig Dr Pepper, Inc., 4.60%, 05/15/2030 (Callable 04/15/2030)	105,000	105,544
		326,158

Biotechnology - 0.2%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	65,000	66,704
Biogen, Inc., 5.75%, 05/15/2035 (Callable 02/15/2035)	100,000	103,004
Gilead Sciences, Inc.
4.80%, 11/15/2029 (Callable 10/15/2029)	150,000	153,145
5.25%, 10/15/2033 (Callable 07/15/2033)	40,000	41,405
		364,258

Building Products - 0.0%(e)
Trane Technologies Financing Ltd., 3.80%, 03/21/2029 (Callable 12/21/2028)	35,000	34,409

Capital Markets - 1.0%
Ameriprise Financial, Inc., 5.20%, 04/15/2035 (Callable 01/15/2035)	210,000	211,701
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	75,000	74,947
4.89%, 09/11/2033 (Callable 06/11/2033)	40,000	40,122
Goldman Sachs Group, Inc.
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	230,000	233,804
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	145,000	145,422
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	80,000	81,872
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	135,000	138,373
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	40,000	35,533
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)	45,000	44,459
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	10,000	10,285
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	65,000	68,844
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	202,591
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030 (Callable 10/18/2029)	50,000	50,096
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	50,000	51,273
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	110,648
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	153,954
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000	30,649
		1,684,573

Chemicals - 0.1%
Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	150,000	135,677

Commercial Services & Supplies - 0.2%
Republic Services, Inc.
1.45%, 02/15/2031 (Callable 11/15/2030)	35,000	29,866
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	153,655
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,484
Waste Management, Inc., 4.95%, 03/15/2035 (Callable 12/15/2034)	30,000	30,143
		254,148

Consumer Finance - 0.5%
American Express Co.
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031 (Callable 01/30/2030)	160,000	163,692
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)	210,000	214,426
American Tower Corp., 3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	44,460
Capital One Financial Corp.
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	265,000	299,371
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	40,000	41,740
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (Callable 01/30/2035)	35,000	35,642
		799,331

Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	87,465
3.48%, 10/01/2041	75,000	54,963
		142,428

Diversified Telecommunication Services - 0.2%
AT&T, Inc., 1.65%, 02/01/2028 (Callable 12/01/2027)	360,000	337,753

Electric Utilities - 3.5%
Alabama Power Co.
5.10%, 04/02/2035 (Callable 10/02/2034)	25,000	25,213
3.45%, 10/01/2049 (Callable 04/01/2049)	105,000	74,787
Baltimore Gas and Electric Co.
5.45%, 06/01/2035 (Callable 03/01/2035)	65,000	66,646
5.65%, 06/01/2054 (Callable 12/01/2053)	75,000	74,535
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	121,000	125,100
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	46,534
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	86,526
5.70%, 05/15/2054 (Callable 11/15/2053)	40,000	40,013
5.50%, 03/15/2055 (Callable 09/15/2054)	105,000	102,059
Duke Energy Carolinas LLC, 5.30%, 02/15/2040	86,000	86,061
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	45,388
2.55%, 06/15/2031 (Callable 03/15/2031)	289,000	257,533
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	25,698
5.00%, 08/15/2052 (Callable 02/15/2052)	95,000	83,474
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	50,396
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,632
5.55%, 03/15/2054 (Callable 09/15/2053)	140,000	137,087
Duke Energy Progress LLC
5.05%, 03/15/2035 (Callable 12/15/2034)	90,000	90,464
5.55%, 03/15/2055 (Callable 09/15/2054)	75,000	73,437
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	175,000	175,091
5.50%, 01/01/2034 (Callable 10/01/2033)	128,000	130,440
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027) (f)	50,000	49,451
Georgia Power Co.
4.55%, 03/15/2030 (Callable 01/15/2030)	120,000	121,203
5.20%, 03/15/2035 (Callable 09/15/2034)	75,000	76,086
4.75%, 09/01/2040	50,000	46,606
Interstate Power and Light Co., 5.60%, 06/29/2035 (Callable 03/29/2035)	115,000	118,311
ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030) (b)	85,000	79,075
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034)	35,000	34,918
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033) (b)	10,000	10,404
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	310,000	279,295
NSTAR Electric Co.
5.40%, 06/01/2034 (Callable 03/01/2034)	45,000	46,150
5.20%, 03/01/2035 (Callable 12/01/2034)	90,000	90,775
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000	57,587
Ohio Edison Co.
4.95%, 12/15/2029 (Callable 11/15/2029) (b)	45,000	45,619
5.50%, 01/15/2033 (Callable 10/15/2032) (b)	25,000	25,626
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	159,663
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035 (Callable 01/01/2035) (b)	110,000	112,124
Pacific Gas and Electric Co.
5.45%, 06/15/2027 (Callable 05/15/2027)	95,000	96,142
2.50%, 02/01/2031 (Callable 11/01/2030)	235,000	204,053
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	40,401
6.15%, 01/15/2033 (Callable 10/15/2032)	108,000	111,307
6.95%, 03/15/2034 (Callable 12/15/2033)	67,000	72,121
Pinnacle West Capital Corp.
4.90%, 05/15/2028 (Callable 04/15/2028)	67,000	67,971
5.15%, 05/15/2030 (Callable 04/15/2030)	95,000	97,266
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	115,000	114,970
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	37,204
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	30,691
Puget Energy, Inc.
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	47,192
5.73%, 03/15/2035 (Callable 12/15/2034) (b)	235,000	236,533
San Diego Gas & Electric Co., 5.40%, 04/15/2035 (Callable 01/15/2035)	110,000	112,381
Southern California Edison Co.
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	43,900
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	94,904
5.20%, 06/01/2034 (Callable 03/01/2034)	40,000	38,820
5.45%, 03/01/2035 (Callable 12/01/2034)	105,000	103,136
4.65%, 10/01/2043 (Callable 04/01/2043)	45,000	36,403
4.13%, 03/01/2048 (Callable 09/01/2047)	1,000	727
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	46,397
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,786
5.70%, 03/15/2034 (Callable 09/15/2033)	60,000	62,737
4.85%, 03/15/2035 (Callable 09/15/2034) (g)	40,000	39,150
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	45,000	45,451
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030) (b)	30,000	30,529
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	115,000	116,283
5.00%, 01/15/2034 (Callable 10/15/2033)	130,000	130,322
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	45,141
5.15%, 03/15/2035 (Callable 12/15/2034)	100,000	100,359
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,258
5.65%, 03/15/2055 (Callable 09/15/2054)	55,000	54,209
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	60,000	61,525
Xcel Energy, Inc.
4.60%, 06/01/2032 (Callable 12/01/2031)	55,000	53,825
5.60%, 04/15/2035 (Callable 10/15/2034)	180,000	183,899
		5,800,000

Electronic Equipment, Instruments & Components - 0.1%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	60,000	58,529
Dell International LLC / EMC Corp., 5.30%, 04/01/2032 (Callable 02/01/2032)	125,000	127,709
		186,238

Energy Equipment & Services - 0.1%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033 (Callable 07/01/2033)	90,000	92,222

Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	71,728
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	67,565
Realty Income Corp., 5.13%, 04/15/2035 (Callable 01/15/2035)	100,000	100,241
		239,534

Financial Services - 0.9%
Ares Strategic Income Fund, 5.80%, 09/09/2030 (Callable 08/09/2030) (b)	295,000	296,088
Athene Global Funding
4.72%, 10/08/2029 (b)	110,000	109,807
2.65%, 10/04/2031 (b)	250,000	216,660
CNO Global Funding, 4.88%, 12/10/2027 (b)	135,000	136,093
Equitable Financial Life Global Funding, 5.00%, 03/27/2030 (b)	85,000	86,324
John Deere Capital Corp., 4.25%, 06/05/2028	260,000	261,547
Lincoln Financial Global Funding, 4.63%, 05/28/2028 (b)	65,000	65,412
Protective Life Global Funding, 4.80%, 06/05/2030 (b)	150,000	151,930
RELX Capital, Inc., 4.75%, 03/27/2030 (Callable 02/27/2030)	125,000	126,682
Sammons Financial Group Global Funding, 4.95%, 06/12/2030 (b)	110,000	111,252
		1,561,795

Food Products - 0.8%
Conagra Brands, Inc.
5.30%, 10/01/2026	175,000	176,827
4.85%, 11/01/2028 (Callable 08/01/2028)	105,000	106,065
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036 (Callable 10/15/2035) (b)	155,000	155,629
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032 (Callable 01/15/2027)	40,000	36,613
5.75%, 04/01/2033 (Callable 01/01/2033)	85,000	87,419
Kraft Heinz Foods Co., 5.20%, 03/15/2032 (Callable 01/15/2032)	105,000	106,961
Mars, Inc.
4.60%, 03/01/2028 (Callable 02/01/2028) (b)	40,000	40,327
5.00%, 03/01/2032 (Callable 01/01/2032) (b)	315,000	319,476
5.20%, 03/01/2035 (Callable 12/01/2034) (b)	45,000	45,533
5.65%, 05/01/2045 (Callable 11/01/2044) (b)	95,000	95,343
5.70%, 05/01/2055 (Callable 11/01/2054) (b)	45,000	44,983
5.80%, 05/01/2065 (Callable 11/01/2064) (b)	60,000	59,938
		1,275,114

Gas Utilities - 0.2%
Southern California Gas Co., 6.00%, 06/15/2055 (Callable 12/15/2054)	175,000	178,658
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	61,000	54,839
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	19,038
		252,535

Ground Transportation - 0.0%(e)
Norfolk Southern Corp., 5.10%, 05/01/2035 (Callable 02/01/2035)	5,000	5,027

Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026) (b)	200,000	195,744
GE HealthCare Technologies, Inc.
5.91%, 11/22/2032 (Callable 08/22/2032)	100,000	106,361
5.50%, 06/15/2035 (Callable 03/15/2035)	100,000	102,487
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	100,000	87,592
Solventum Corp., 5.40%, 03/01/2029 (Callable 02/01/2029)	185,000	190,534
		682,718

Health Care Providers & Services - 0.7%
Centene Corp.
2.50%, 03/01/2031 (Callable 12/01/2030)	65,000	55,985
2.63%, 08/01/2031 (Callable 05/01/2031)	205,000	175,674
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	65,000	61,784
3.75%, 04/01/2030 (Callable 01/01/2030)	20,000	19,190
1.75%, 08/21/2030 (Callable 05/21/2030)	15,000	12,963
1.88%, 02/28/2031 (Callable 11/28/2030)	85,000	72,759
2.13%, 09/15/2031 (Callable 06/15/2031)	70,000	59,875
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	10,000	10,231
5.55%, 05/01/2035 (Callable 02/01/2035)	130,000	130,759
Kaiser Foundation Hospitals, 2.81%, 06/01/2041 (Callable 12/01/2040)	70,000	50,086
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	115,000	113,283
UnitedHealth Group, Inc.
5.35%, 02/15/2033 (Callable 11/15/2032)	20,000	20,618
5.30%, 06/15/2035 (Callable 03/15/2035)	55,000	56,091
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	8,072
2.75%, 05/15/2040 (Callable 11/15/2039)	50,000	36,253
5.88%, 02/15/2053 (Callable 08/15/2052)	40,000	40,168
5.38%, 04/15/2054 (Callable 10/15/2053)	150,000	140,449
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	25,794
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	25,436
5.75%, 07/15/2064 (Callable 01/15/2064)	70,000	68,242
		1,183,712

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)	80,000	80,939
Las Vegas Sands Corp., 6.00%, 06/14/2030 (Callable 05/14/2030)	35,000	36,111
Starbucks Corp., 4.80%, 05/15/2030 (Callable 04/15/2030)	55,000	55,701
		172,751

Insurance - 0.0%(e)
Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	40,000	38,097

Interactive Media & Services - 0.2%
Alphabet, Inc.
4.00%, 05/15/2030 (Callable 04/15/2030)	85,000	85,070
5.30%, 05/15/2065 (Callable 11/15/2064)	185,000	181,469
		266,539

IT Services - 0.1%
International Business Machines Corp., 4.80%, 02/10/2030 (Callable 01/10/2030)	175,000	177,821

Machinery - 0.4%
Caterpillar Financial Services Corp., 4.70%, 11/15/2029	215,000	219,002
Otis Worldwide Corp.
2.57%, 02/15/2030 (Callable 11/15/2029)	235,000	216,843
5.13%, 11/19/2031 (Callable 09/19/2031)	35,000	36,060
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)	110,000	111,560
		583,465

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	155,000	142,755
5.05%, 03/30/2029 (Callable 12/30/2028)	20,000	20,189
6.55%, 06/01/2034 (Callable 03/01/2034)	105,000	112,105
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	20,720
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	56,528
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	35,109
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)	75,000	74,895
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	29,353
3.75%, 04/01/2040 (Callable 10/01/2039)	250,000	207,883
2.89%, 11/01/2051 (Callable 05/01/2051)	75,000	45,729
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031) (b)	110,000	96,315
5.45%, 09/01/2034 (Callable 06/01/2034) (b)	65,000	64,135
5.95%, 09/01/2054 (Callable 03/01/2054) (b)	70,000	65,126
Paramount Global
6.88%, 04/30/2036	60,000	61,499
4.38%, 03/15/2043	25,000	18,415
5.85%, 09/01/2043 (Callable 03/01/2043)	110,000	95,946
4.95%, 05/19/2050 (Callable 11/19/2049)	25,000	19,172
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	27,315
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	39,874
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (Callable 12/15/2031)	239,000	178,951
5.14%, 03/15/2052 (Callable 09/15/2051)	78,000	54,795
		1,466,809

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd.
5.13%, 02/21/2032 (Callable 12/21/2031)	30,000	30,740
4.90%, 02/28/2033 (Callable 11/28/2032)	95,000	95,414
5.25%, 09/08/2033 (Callable 06/08/2033)	15,000	15,367
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029) (b)	225,000	230,771
6.38%, 10/06/2030 (Callable 08/06/2030) (b)	70,000	75,168
6.50%, 10/06/2033 (Callable 07/06/2033) (b)	45,000	48,844
5.63%, 04/04/2034 (Callable 01/04/2034) (b)	25,000	25,542
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	141,342
Rio Tinto Finance USA PLC
5.00%, 03/14/2032 (Callable 01/14/2032)	20,000	20,357
5.88%, 03/14/2065 (Callable 09/14/2064)	105,000	105,747
		789,292

Multi-Utilities - 0.4%
Dominion Energy, Inc.
4.60%, 05/15/2028 (Callable 04/15/2028)	55,000	55,370
3.38%, 04/01/2030 (Callable 01/01/2030)	99,000	94,108
5.00%, 06/15/2030 (Callable 05/15/2030)	145,000	147,995
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	147,761
5.40%, 06/30/2033 (Callable 03/30/2033)	20,000	20,487
5.35%, 07/15/2035 (Callable 04/15/2035)	80,000	80,722
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030 (Callable 02/15/2030)	135,000	137,351
		683,794

Oil, Gas & Consumable Fuels - 2.9%
Aker BP ASA
5.13%, 10/01/2034 (Callable 07/01/2034) (b)	150,000	144,137
5.80%, 10/01/2054 (Callable 04/01/2054) (b)	150,000	137,020
Atmos Energy Corp., 5.90%, 11/15/2033 (Callable 08/15/2033)	45,000	48,358
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031) (b)	20,000	18,450
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032) (b)	110,000	106,369
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (Callable 04/30/2035) (b)	215,000	216,868
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (Callable 07/15/2028) (b)	85,000	88,478
5.10%, 10/01/2031 (Callable 08/01/2031) (b)	36,000	36,209
5.68%, 01/15/2034 (Callable 10/15/2033) (b)	80,000	81,029
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (Callable 06/15/2030) (b)	120,000	126,722
6.04%, 11/15/2033 (Callable 08/15/2033) (b)	10,000	10,502
ConocoPhillips Co.
4.70%, 01/15/2030 (Callable 12/15/2029)	55,000	55,774
3.80%, 03/15/2052 (Callable 09/15/2051)	77,000	56,021
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	32,336
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	57,753
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	57,540
5.65%, 01/15/2065 (Callable 06/15/2064)	75,000	71,573
Coterra Energy, Inc.
5.60%, 03/15/2034 (Callable 12/15/2033)	28,000	28,259
5.40%, 02/15/2035 (Callable 11/15/2034)	147,000	145,580
Diamondback Energy, Inc.
5.55%, 04/01/2035 (Callable 01/01/2035)	80,000	80,928
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000	29,748
5.75%, 04/18/2054 (Callable 10/18/2053)	35,000	32,556
5.90%, 04/18/2064 (Callable 10/18/2063)	35,000	32,492
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034) (b)	115,000	117,143
Enbridge, Inc.
3.13%, 11/15/2029 (Callable 08/15/2029)	70,000	66,140
5.63%, 04/05/2034 (Callable 01/05/2034)	90,000	92,533
5.55%, 06/20/2035 (Callable 03/20/2035)	50,000	50,857
Energy Transfer LP
3.75%, 05/15/2030 (Callable 02/15/2030)	73,000	70,004
6.40%, 12/01/2030 (Callable 10/01/2030)	120,000	129,332
5.70%, 04/01/2035 (Callable 01/01/2035)	145,000	147,694
Eni SpA, 5.75%, 05/19/2035 (Callable 02/19/2035) (b)	200,000	204,740
Enterprise Products Operating LLC
4.60%, 01/15/2031 (Callable 12/15/2030)	95,000	95,732
5.20%, 01/15/2036 (Callable 10/15/2035)	40,000	40,297
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000	16,569
EOG Resources, Inc.
5.00%, 07/15/2032 (Callable 05/15/2032)	80,000	80,998
5.35%, 01/15/2036 (Callable 10/15/2035)	120,000	121,735
5.65%, 12/01/2054 (Callable 06/01/2054)	70,000	68,514
Equinor ASA, 3.63%, 04/06/2040 (Callable 10/06/2039)	45,000	37,666
Hess Corp.
7.88%, 10/01/2029	80,000	90,189
7.30%, 08/15/2031	70,000	79,467
7.13%, 03/15/2033	68,000	77,152
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032) (b)	15,000	15,599
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	75,000	67,900
ONEOK, Inc.
4.40%, 10/15/2029 (Callable 09/15/2029)	50,000	49,623
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000	15,875
6.05%, 09/01/2033 (Callable 06/01/2033)	140,000	146,796
5.05%, 11/01/2034 (Callable 08/01/2034)	115,000	111,991
6.63%, 09/01/2053 (Callable 03/01/2053)	15,000	15,615
5.85%, 11/01/2064 (Callable 05/01/2064)	35,000	32,535
Shell Finance US, Inc.
4.38%, 05/11/2045	15,000	12,718
3.25%, 04/06/2050 (Callable 10/06/2049)	140,000	96,014
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	49,353
5.60%, 04/01/2054 (Callable 10/01/2053)	55,000	53,701
Targa Resources Corp.
4.90%, 09/15/2030 (Callable 08/15/2030)	50,000	50,434
6.50%, 03/30/2034 (Callable 12/30/2033)	45,000	48,389
5.55%, 08/15/2035 (Callable 05/15/2035)	140,000	140,931
5.65%, 02/15/2036 (Callable 11/15/2035)	20,000	20,197
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	150,000	139,875
TotalEnergies Capital SA
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000	170,049
5.43%, 09/10/2064 (Callable 03/10/2064)	45,000	42,230
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	25,000	23,583
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029) (b)	5,000	5,058
5.70%, 09/30/2031 (Callable 07/30/2031) (b)	60,000	61,198
5.95%, 09/30/2034 (Callable 06/30/2034) (b)	40,000	40,572
Williams Cos., Inc., 5.65%, 03/15/2033 (Callable 12/15/2032)	40,000	41,592
		4,733,292

Personal Care Products - 0.0%(e)
Kenvue, Inc., 4.85%, 05/22/2032 (Callable 03/22/2032)	85,000	86,067

Pharmaceuticals - 0.3%
Cardinal Health, Inc., 5.00%, 11/15/2029 (Callable 10/15/2029)	195,000	198,805
Cencora, Inc., 4.85%, 12/15/2029 (Callable 11/15/2029)	160,000	162,542
Eli Lilly & Co., 5.50%, 02/12/2055 (Callable 08/12/2054)	70,000	70,635
Pfizer, Inc., 3.90%, 03/15/2039 (Callable 09/15/2038)	50,000	43,760
		475,742

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	95,000	94,741
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000	66,612
Foundry JV Holdco LLC, 5.50%, 01/25/2031 (Callable 12/25/2030) (b)	200,000	205,234
Intel Corp.
3.73%, 12/08/2047 (Callable 06/08/2047)	170,000	120,287
3.25%, 11/15/2049 (Callable 05/15/2049)	38,000	24,133
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	61,293
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	77,491
Micron Technology, Inc., 5.65%, 11/01/2032 (Callable 09/01/2032)	195,000	202,732
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	180,000	151,818
QUALCOMM, Inc.
4.75%, 05/20/2032 (Callable 03/20/2032)	145,000	146,643
4.80%, 05/20/2045 (Callable 11/20/2044)	40,000	36,555
		1,187,539

Software - 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031 (Callable 08/04/2031)	210,000	208,017
Oracle Corp.
5.25%, 02/03/2032 (Callable 12/03/2031)	30,000	30,778
4.30%, 07/08/2034 (Callable 01/08/2034)	145,000	137,799
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	42,846
3.60%, 04/01/2040 (Callable 10/01/2039)	37,000	29,630
3.60%, 04/01/2050 (Callable 10/01/2049)	22,000	15,398
4.10%, 03/25/2061 (Callable 09/25/2060)	45,000	32,609
5.50%, 09/27/2064 (Callable 03/27/2064)	65,000	59,337
		556,414

Specialty Retail - 0.2%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	50,000	55,232
5.40%, 07/15/2034 (Callable 04/15/2034)	20,000	20,493
O'Reilly Automotive, Inc.
4.70%, 06/15/2032 (Callable 03/15/2032)	57,000	56,623
5.00%, 08/19/2034 (Callable 05/19/2034)	40,000	39,632
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026) (b)	55,000	55,467
6.05%, 08/01/2028 (Callable 07/01/2028) (b)	50,000	52,098
		279,545

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
5.10%, 03/11/2030 (Callable 02/11/2030)	75,000	75,962
5.50%, 03/11/2035 (Callable 12/11/2034)	100,000	100,362
		176,324

Tobacco - 0.5%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	50,000	52,627
5.63%, 08/15/2035 (Callable 05/15/2035)	135,000	137,469
Philip Morris International, Inc.
4.38%, 11/01/2027	40,000	40,188
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,700
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	226,415
5.13%, 02/13/2031 (Callable 12/13/2030)	40,000	41,103
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000	146,102
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	51,683
5.63%, 09/07/2033 (Callable 06/07/2033)	35,000	36,689
		773,976

Wireless Telecommunication Services - 0.2%
Cisco Systems, Inc.
4.95%, 02/26/2031 (Callable 12/26/2030)	90,000	92,609
5.35%, 02/26/2064 (Callable 08/26/2063)	20,000	19,348
T-Mobile USA, Inc.
2.55%, 02/15/2031 (Callable 11/15/2030)	50,000	44,804
5.13%, 05/15/2032 (Callable 03/15/2032)	55,000	56,146
5.05%, 07/15/2033 (Callable 04/15/2033)	20,000	20,145
5.75%, 01/15/2034 (Callable 10/15/2033)	35,000	36,641
4.70%, 01/15/2035 (Callable 10/15/2034)	85,000	82,433
		352,126
TOTAL CORPORATE OBLIGATIONS (Cost $35,221,469)		34,949,650

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%	Par	Value
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 5.12%, 01/25/2061 (Callable 07/25/2025) (b)(f)	50,172	50,066
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 07/25/2025) (b)(d)	21,233	19,336
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 07/25/2025) (b)(d)	36,970	35,214
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 07/25/2025) (b)(d)	69,226	60,091
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 07/25/2025) (b)(d)	72,736	62,344
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 07/25/2025) (b)(d)	140,853	120,181
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 07/25/2025) (b)(d)	119,493	100,951
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 07/25/2025) (b)(d)	171,877	149,062
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 07/25/2025) (b)(d)	133,085	118,481
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 07/25/2025) (b)(f)	355,190	329,839
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2025) (b)(d)	40,971	39,711
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2025) (b)(d)	39,185	37,450
BANK
Series 2019-BN18, Class XA, 1.03%, 05/15/2062 (Callable 02/15/2029) (c)(d)	965,158	27,182
Series 2019-BN20, Class XA, 0.92%, 09/15/2062 (Callable 07/15/2029) (c)(d)	1,128,443	33,000
Series 2019-BN22, Class XA, 0.69%, 11/15/2062 (Callable 08/15/2029) (c)(d)	1,284,060	28,736
Series 2019-BN23, Class XA, 0.80%, 12/15/2052 (Callable 09/15/2029) (c)(d)	2,108,313	53,486
Series 2019-BN24, Class XA, 0.75%, 11/15/2062 (Callable 09/15/2029) (c)(d)	972,996	24,390
Series 2020-BN26, Class XA, 1.31%, 03/15/2063 (Callable 12/15/2029) (c)(d)	939,088	39,447
Series 2020-BN28, Class XA, 1.87%, 03/15/2063 (Callable 07/15/2030) (c)(d)	1,502,186	109,576
Series 2023-BNK45, Class XA, 1.21%, 02/15/2056 (Callable 10/15/2032) (c)(d)	989,242	54,758
BBCMS Mortgage Trust
Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032) (d)	90,000	82,734
Series 2024-C28, Class XA, 1.33%, 09/15/2057 (Callable 05/15/2034) (c)(d)	997,815	77,732
BBCMS Trust
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (Callable 11/15/2033) (c)(d)	993,913	98,004
Series 2025-C32, Class XA, 1.36%, 02/15/2062 (Callable 10/15/2034) (c)(d)	999,435	85,487
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.38%, 03/15/2062 (Callable 01/15/2029) (c)(d)	1,231,414	47,011
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	2,224	2,201
Series 2019-B12, Class XA, 1.20%, 08/15/2052 (Callable 05/15/2029) (c)(d)	899,489	25,284
Series 2020-B18, Class XA, 1.92%, 07/15/2053 (Callable 05/15/2030) (c)(d)	359,073	17,782
Series 2020-B22, Class XA, 1.62%, 01/15/2054 (Callable 11/15/2030) (c)(d)	744,355	48,925
Series 2023-B39, Class XA, 0.72%, 07/15/2056 (Callable 03/15/2033) (c)(d)	1,828,581	67,728
Series 2023-B40, Class XA, 1.43%, 12/15/2056 (Callable 10/15/2033) (c)(d)	967,410	56,514
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 07/25/2025) (b)(d)	84,880	76,784
BMO Mortgage Trust, Series 2024-C9, Class XA, 1.08%, 07/15/2057 (Callable 05/15/2034) (c)(d)	1,071,751	69,700
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.23% (1 mo. Term SOFR + 1.92%), 08/15/2041 (b)	445,000	446,871
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041 (b)(d)	195,000	198,133
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 10/25/2025) (b)(d)	39,402	36,894
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 07/25/2025) (b)(d)	25,510	24,761
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/2042 (b)(d)	230,000	237,147
BX Trust, Series 2024-PAT, Class A, 6.40% (1 mo. Term SOFR + 2.09%), 03/15/2041 (b)	85,000	85,185
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	291,877
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	494,393
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 11/25/2038) (b)(d)	14,820	14,555
COLT Funding LLC, Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 07/25/2025) (b)(d)	139,612	119,088
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 07/25/2025) (b)(d)	38,910	36,426
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2025) (b)(d)	250,835	216,618
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 07/25/2025) (b)(d)	112,194	96,701
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 07/25/2025) (b)(d)	215,079	179,703
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 07/25/2025) (b)(d)	296,534	255,009
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 07/25/2025) (b)(d)	338,102	304,996
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 07/25/2025) (b)(d)	68,733	68,714
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027) (b)	100,000	95,150
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027) (b)	100,000	93,221
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 05/15/2027) (b)	98,801	100,036
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044 (b)	115,000	121,318
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029) (b)(d)	80,000	82,844
Computershare Corporate Trust, Series 2024-C63, Class XA, 1.21%, 08/15/2057 (Callable 05/15/2034) (c)(d)	1,357,090	99,835
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	22,737	22,655
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 03/25/2040) (b)(d)	17,854	16,322
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 07/25/2025) (b)(f)	62,068	58,940
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 12/25/2043) (b)(d)	153,805	138,930
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 07/25/2025) (b)(d)	133,798	120,074
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 07/25/2025) (b)(d)	113,297	96,069
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 07/25/2025) (b)(d)	272,245	228,412
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 07/25/2025) (b)(d)	146,799	131,937
Series 2021-RPL4, Class A1, 4.12%, 12/27/2060 (Callable 07/25/2025) (b)(d)	81,579	81,310
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 07/25/2025) (b)(d)	396,029	360,855
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	212,367
Series 2018-C1, Class XA, 0.31%, 10/15/2051 (Callable 07/15/2028) (c)(d)	10,754,352	57,564
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	79,242	78,873
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	465,459
Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030) (c)(d)	282,358	12,078
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/2040 (b)(d)	90,000	91,061
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 07/25/2025) (b)(d)	45,615	40,371
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 07/25/2025) (b)(d)	53,971	45,162
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 07/25/2025) (b)(d)	179,337	155,741
Fannie Mae Connecticut Avenue Securities, Series 2024-R02, Class 1M2, 6.11% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029) (b)	70,000	70,697
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (b)	112,740	112,248
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (b)	473,682	471,499
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 07/25/2025) (b)(d)	80,256	71,774
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 07/25/2025) (b)(d)	104,888	89,827
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 07/25/2025) (b)(d)	129,842	112,793
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 07/25/2025) (b)(d)	195,857	164,212
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 08/25/2031) (b)(d)	93,291	86,578
Government National Mortgage Association, Series 2013-37, Class LG, 2.00%, 01/20/2042	15,206	14,807
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.73%, 02/13/2053 (Callable 10/13/2029) (c)(d)	1,347,411	30,501
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2025) (b)	139,450	121,687
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	35,000	34,819
HIH Trust, Series 2024-61P, Class A, 6.15% (1 mo. Term SOFR + 1.84%), 10/15/2041 (b)	108,378	108,634
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039 (b)(d)	100,000	101,083
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 07/25/2025) (b)(d)	105,024	89,216
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 07/25/2025) (b)(f)	382,915	364,717
JP Morgan Chase Commercial Mortgage Securities, Series 2024-OMNI, Class A, 5.99%, 10/05/2039 (b)(d)	100,000	102,074
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 07/16/2025) (b)	90,000	81,023
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (Callable 07/25/2025) (b)(f)	106,450	106,189
Series 2021-GS4, Class A1, 4.65%, 11/25/2060 (Callable 07/25/2025) (b)(f)	58,663	58,695
Mcp Holding Co. LLC, Series 2024-70P, Class A, 5.49%, 03/10/2041 (b)(d)	425,000	427,515
MF1, Ltd., Series 2022-FL8, Class AS, 6.07% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 07/17/2025) (b)	260,000	259,192
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 07/25/2025) (b)(d)	12,458	11,734
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 07/25/2025) (b)(d)	45,153	42,327
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 07/25/2025) (b)(d)	72,276	63,771
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 08/25/2033) (b)(d)	192	192
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 07/25/2031) (b)(d)	12,770	12,629
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 11/25/2049) (b)(d)	93,134	90,779
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	172,627
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (Callable 09/15/2033) (c)(d)	235,494	13,908
New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 07/20/2025) (b)	250,000	235,556
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 11/25/2029) (b)(d)	23,122	22,408
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 08/25/2033) (b)(d)	20,527	19,698
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 09/25/2031) (b)(d)	16,117	15,495
Series 2017-5A, Class A1, 5.93% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 09/25/2029) (b)	13,082	13,270
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033) (b)(d)	56,638	55,280
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 10/25/2034) (b)(d)	121,956	119,501
Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 09/25/2031) (b)	44,967	44,054
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 12/25/2033) (b)(d)	83,796	80,871
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 06/25/2039) (b)(d)	59,781	56,859
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 07/25/2025) (b)(d)	15,028	14,358
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 07/25/2025) (b)(d)	33,278	31,738
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 07/25/2025) (b)(d)	214,792	188,225
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 07/25/2025) (b)(d)	333,173	302,348
NJ 2025-WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/2035 (b)(d)	165,000	170,639
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 07/25/2025) (b)(d)	214,615	188,161
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/2047 (b)(d)	65,000	67,670
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.52% (1 mo. Term SOFR + 1.21%), 02/15/2042 (b)	195,000	194,144
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 07/25/2025) (b)(d)	128,843	110,889
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 07/25/2025) (b)(d)	136,272	111,750
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 07/25/2025) (b)(d)	308,697	276,714
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061 (Callable 07/25/2025) (b)(d)	89,639	76,157
Pretium Mortgage Credit Partners LLC
Series 2021-RN2, Class A1, 4.74%, 07/25/2051 (Callable 07/25/2025) (b)(f)	85,175	84,757
Series 2025-NPL4, Class A1, 6.37%, 04/25/2055 (Callable 05/25/2026) (b)(f)	368,487	370,607
Series 2025-NPL6, Class A1, 5.74%, 06/25/2055 (Callable 07/25/2026) (b)(f)	420,000	420,000
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (b)	363,308	358,030
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	323,413	313,606
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (b)	105,318	102,540
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (b)	295,429	294,889
Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (b)	95,040	94,961
Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (b)	142,488	143,147
PRPM Trust
Series 2021-4, Class A1, 5.87%, 04/25/2026 (Callable 07/25/2025) (b)(f)	133,543	133,764
Series 2025-3, Class A1, 6.26%, 05/25/2030 (Callable 05/25/2026) (b)(f)	99,257	101,612
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2041 (b)(d)	292,040	297,690
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027) (b)	50,000	50,180
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	73,339
Series 2020-COVE, Class A, 2.63%, 03/15/2037 (b)	355,000	331,753
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 07/25/2025) (b)(d)	204,482	169,599
SHR Trust, Series 2024-LXRY, Class A, 6.26% (1 mo. Term SOFR + 1.95%), 10/15/2041 (b)	450,000	450,558
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2025) (b)(d)	10,265	9,911
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 07/25/2025) (b)(d)	76,778	71,962
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 07/25/2025) (b)(d)	29,249	27,439
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 07/25/2025) (b)(d)	219,341	194,603
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 5.60% (1 mo. Term SOFR + 1.29%), 04/15/2042 (b)	325,000	324,835
Towd Point Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2029) (b)(d)	8,337	8,231
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 03/25/2029) (b)(d)	30,347	29,997
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 05/25/2030) (b)(d)	48,682	47,790
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 08/25/2029) (b)(d)	145,951	142,136
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 10/25/2031) (b)	102,537	93,057
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b)(d)	384,528	329,299
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (b)	503,321	496,369
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1, 4.99%, 08/25/2051 (Callable 07/25/2025) (b)(f)	103,985	104,757
Series 2021-NPL8, Class A1, 6.12%, 04/25/2051 (Callable 07/25/2025) (b)(f)	19,074	19,078
Series 2021-NPL9, Class A1, 5.99%, 05/25/2051 (Callable 07/25/2025) (b)(f)	37,837	37,810
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 07/25/2025) (b)(d)	53,406	47,487
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 07/25/2025) (b)(d)	95,910	79,756
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 07/25/2025) (b)(d)	321,767	277,169
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025) (b)(d)	146,503	134,023
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 07/25/2025) (b)(d)	55,960	51,840
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 07/25/2025) (b)(f)	239,381	224,193
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,508,860)		20,789,148

ASSET-BACKED SECURITIES - 5.8%	Par	Value
Affirm, Inc.
Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026) (b)	125,000	125,592
Series 2024-B, Class A, 4.62%, 09/15/2029 (Callable 09/15/2026) (b)	340,000	340,155
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026) (b)	210,000	212,558
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 03/20/2028) (b)	100,000	102,154
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 03/15/2029) (b)	140,000	143,098
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.68% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026) (b)	420,000	421,011
Battalion CLO Ltd., Series 2024-25A, Class B, 6.47% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026) (b)	315,000	315,855
Benefit Street Partners CLO Ltd., Series 2023-31A, Class BR, 6.03% (3 mo. Term SOFR + 1.75%), 04/25/2038 (Callable 04/25/2027) (b)	250,000	250,813
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 07/15/2025) (b)	89,945	88,999
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 07/15/2025) (b)	86,880	80,384
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 07/15/2025) (b)	94,245	90,717
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (b)	107,484	107,831
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028) (b)	305,000	313,782
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027) (b)	593,475	519,078
DigitalBridge Group, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026) (b)	315,000	314,749
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027) (b)	175,000	173,584
Domino's SPV Guarantor LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 07/25/2025) (b)	180,025	179,479
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026) (b)	72,000	68,733
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025) (b)	481,388	449,870
Elmwood CLO Ltd., Series 2023-2A, Class BR, 6.08% (3 mo. Term SOFR + 1.75%), 04/16/2036 (Callable 07/16/2026) (b)	250,000	249,992
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 09/15/2027)	8,791	8,800
GLS Auto Receivables Trust
Series 2024-4A, Class B, 4.89%, 04/16/2029 (Callable 04/15/2029) (b)	140,000	140,581
Series 2025-1A, Class B, 4.98%, 07/16/2029 (Callable 07/16/2029) (b)	225,000	226,666
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028) (b)	55,000	55,958
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030) (b)	110,000	110,579
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 06/15/2030) (b)	78,728	70,504
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 11/15/2030) (b)	133,306	118,170
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (b)	166,853	170,715
RR, Ltd.
Series 2022-23A, Class A2R, 6.91% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025) (b)	420,000	420,000
Series 2022-23A, Class A2R2, 0.00% (3 mo. Term SOFR + 1.65%), 07/15/2037 (b)	420,000	420,000
Series 2023-26A, Class A2R, 5.76% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 04/15/2026) (b)	250,000	249,729
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 01/15/2027)	37,038	37,057
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 02/20/2030) (b)	100,000	102,865
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 07/25/2031 (Callable 01/25/2028) (b)	48,257	48,612
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026) (b)	180,000	183,451
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027) (b)	100,000	101,889
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 07/20/2025) (b)	100,000	98,612
Taco Bell Corp., Series 2018-1A, Class A2II, 4.94%, 11/25/2048 (Callable 11/25/2025) (b)	280,988	282,138
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026) (b)	725,085	660,503
Texas Debt Capital CLO Ltd., Series 2023-1A, Class BR, 5.92% (3 mo. Term SOFR + 1.65%), 07/20/2038 (b)	250,000	250,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028 (Callable 11/15/2026) (b)	52,870	52,952
Venture CDO Ltd., Series 2021-42A, Class A1A, 5.65% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 07/15/2025) (b)	410,000	410,382
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027) (b)	205,000	207,881
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 09/15/2025) (b)	157,214	153,567
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2025) (b)	197,000	186,922
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (b)	225,000	230,154
TOTAL ASSET-BACKED SECURITIES (Cost $9,392,895)		9,547,121

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.9%	Par	Value
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	178,460
5.00%, 07/15/2032 (Callable 04/15/2032) (b)	200,000	197,900
Hungary Government International Bond
6.00%, 09/26/2035 (b)	200,000	201,562
5.50%, 03/26/2036 (b)	200,000	193,147
Israel Government International Bond, 5.38%, 02/19/2030	200,000	204,030
Mexico Government International Bond
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	345,117
6.00%, 05/07/2036 (Callable 02/07/2036)	440,000	435,292
6.88%, 05/13/2037 (Callable 02/13/2037)	200,000	209,011
6.63%, 01/29/2038 (Callable 10/29/2037)	200,000	203,300
4.75%, 03/08/2044	40,000	31,617
Panama Government International Bond, 2.25%, 09/29/2032 (Callable 06/29/2032)	200,000	152,985
Peruvian Government International Bond, 5.38%, 02/08/2035 (Callable 11/08/2034)	165,000	165,251
Romanian Government International Bond
5.88%, 01/30/2029 (b)	162,000	163,351
3.63%, 03/27/2032	340,000	292,293
5.75%, 03/24/2035 (b)	30,000	27,775
7.50%, 02/10/2037 (b)	56,000	58,245
Uruguay Government International Bond, 4.38%, 01/23/2031 (Callable 10/23/2030)	100,000	100,101
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $3,138,029)		3,159,437

MUNICIPAL BONDS - 1.3%	Par	Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	98,548	109,232
Commonwealth of Massachusetts, 4.11%, 07/15/2031	89,245	89,057
County of Riverside CA
2.96%, 02/15/2027	345,000	338,880
3.07%, 02/15/2028	345,000	336,474
District of Columbia
5.75%, 04/01/2035 (Callable 10/01/2034) (Obligor: Georgetown University)	25,000	25,900
3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	125,000	90,794
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	17,936
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	99,161
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	230,000	225,246
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	377,414
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	37,321
State Board of Administration Finance Corp., 1.26%, 07/01/2025	250,000	250,000
State of California, 7.30%, 10/01/2039	60,000	69,455
TOTAL MUNICIPAL BONDS (Cost $2,173,534)		2,066,870

SHORT-TERM INVESTMENTS - 1.7%		Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(e)	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(i)	40,200	40,200

Money Market Funds - 1.7%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.25%(i)	2,749,638	2,749,638
TOTAL SHORT-TERM INVESTMENTS (Cost $2,789,838)		2,789,838

TOTAL INVESTMENTS - 113.0% (Cost $196,376,919)		185,521,207
Liabilities in Excess of Other Assets - (13.0)%		(21,270,873)
TOTAL NET ASSETS - 100.0%		$164,250,334
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate

(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $34,795,491 or 21.2% of the Fund’s net assets.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(g)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $39,674.
(h)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $669,363.
(i)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

GuideMark Core Fixed Income Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	12	09/30/2025	$2,496,281	$(28)
U.S. Treasury Ultra Bonds	3	09/19/2025	357,375	6,777
				$6,749
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(15)	09/19/2025	$1,713,984	$(30,724)
U.S. Treasury 10 Year Notes	(12)	09/19/2025	1,345,500	(21,954)
U.S. Treasury 5 Year Note	(4)	09/30/2025	436,000	104
U.S. Treasury Long Bonds	(28)	09/19/2025	3,233,125	(115,323)
				$(167,897)
Net Unrealized Appreciation (Depreciation)				$(161,148)

GuideMark Core Fixed Income Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
June 30, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	4.16%	Monthly	03/19/2045	$2,485,000	$(5,028)	$(60,594)	$(65,622)
Receive	SOFR	1.56%	Monthly	12/15/2051	565,000	(3,102)	234,843	231,741
Receive	SOFR	2.97%	Monthly	03/15/2053	990,000	2,956	162,543	165,499
Receive	SOFR	2.88%	Monthly	03/15/2053	310,000	3,351	53,270	56,621
Receive	SOFR	3.59%	Monthly	09/20/2053	180,000	728	11,491	12,219
Total Interest Rate Swaps						$(1,095)	$401,553	$400,458

The swaps are centrally cleared. – is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate